Share Capital and Share Premium - Summary of Share Capital and Share Premium (Parenthetical) (Detail)	Sep. 30, 2021 £ / shares	Dec. 31, 2020 $ / shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	£ 0.04	$ 0.04